Annual Operating Expenses - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIP Extended Market Index Portfolio	Apr. 29, 2024
VIP Extended Market Index Portfolio - Initial Class
Operating Expenses:
Management fee	0.07%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.13%
VIP Extended Market Index Portfolio - Service Class 2
Operating Expenses:
Management fee	0.07%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual operating expenses	0.38%
VIP Extended Market Index Portfolio - Service Class
Operating Expenses:
Management fee	0.07%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.06%
Total annual operating expenses	0.23%